Supplemental Financial Statement Data (Tables)	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying Amount of Goodwill
The following table provides a summary of goodwill activity for the period presented:

(in millions)
Balance at June 28, 2024	$7,207
Divestiture (1)	(382)

Balance at December 27, 2024	$6,825

(1)	On September 28, 2024, the Company sold its majority interest in a subsidiary. See further discussion in Part 1, Item 1, Note 9, Related Parties and Related Commitments and Contingencies .

Schedule of Inventories
Inventories

	December 27, 2024	June 28, 2024
	(in millions)
Inventories:
Raw materials and component parts	$1,661	$1,398
Work-in-process	208	237
Finished goods	303	320

Total inventories	$2,172	$1,955

Schedule of Property, Plant and Equipment, Net
Property, plant and equipment, net

	December 27, 2024	June 28, 2024
	(in millions)
Property, plant and equipment:
Land	$10	$10
Machinery and equipment	1,463	2,340
Buildings and improvements	280	397
Computer equipment and software	153	123
Furniture and fixtures	18	16
Construction-in-process	114	108

Property, plant and equipment, gross	2,038	2,994
Accumulated depreciation	(1,459)	(2,203)

Property, plant and equipment, net	$579	$791

Schedule of Product Warranty Liability
Product warranty liability
Changes in the warranty accrual were as follows:

	Six Months Ended
	December 27, 2024	December 29, 2023
	(in millions)
Warranty accrual, beginning of period	$48	$42
Charges to operations	9	15
Utilization	(17)	(17)
Changes in estimate related to pre-existing warranties	4	3

Warranty accrual, end of period	$44	$43

The current portion of the warranty accrual was classified in Accrued expenses and the long-term portion was classified in Other liabilities as noted below:

	December 27, 2024	June 28, 2024
	(in millions)
Warranty accrual:
Current portion	$22	$27
Long-term portion	22	21

Total warranty accrual	$44	$48

Schedule of Other Liabilities
Other liabilities

	December 27, 2024	June 28, 2024
	(in millions)
Other liabilities:
Non-current lease liability	$179	$171
Non-current net tax payable	66	56
Other non-current liabilities	62	59

Total other liabilities	$307	$286

Schedule of Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss
Accumulated other comprehensive loss (“AOCL”), net of tax, refers to expenses, gains, and losses that are recorded as an element of equity but are excluded from net income. The components of AOCL were as follows:

	Foreign Currency Translation Adjustment	Unrealized Income (Losses) on Derivative Contracts	Total Accumulated Comprehensive Loss
	(in millions)
Balance at June 28, 2024	$(208)	$(244)	$(452)
Other comprehensive income (loss)	(35)	74	39
Income tax expense related to items of other comprehensive income	—	(15)	(15)

Net current-period other comprehensive income (loss)	(35)	59	24
Net transfer to Parent	—	(6)	(6)

Balance at December 27, 2024	$(243)	$(191)	$(434)

The Flash Business of Western Digital Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying Amount of Goodwill
The following table provides a summary of goodwill activity for the periods presented:

(in millions)
Balance at July 2, 2021	$7,912
Reduction in goodwill in connection with disposition of business	(14)
Foreign currency translation adjustment	(11)

Balance at July 1, 2022	7,887
Impairment	(671)
Foreign currency translation adjustment	(4)

Balance at June 30, 2023	7,212
Foreign currency translation adjustment	(5)

Balance at June 28, 2024	$7,207

Schedule of Inventories	Inventories

	June 28, 2024	June 30, 2023
	(in millions)
Inventories:
Raw materials and component parts	$1,398	$1,754
Work-in-process	237	182
Finished goods	320	333

Total inventories	$1,955	$2,269

Schedule of Property, Plant and Equipment, Net
Property, plant and equipment, net

	June 28, 2024	June 30, 2023
	(in millions)
Property, plant and equipment:
Land	$10	$35
Buildings and improvements	397	479
Machinery and equipment	2,340	2,280
Computer equipment and software	123	121
Furniture and fixtures	16	15
Construction-in-process	108	86

Property, plant and equipment, gross	2,994	3,016
Accumulated depreciation	(2,203)	(2,083)

Property, plant and equipment, net	$791	$933

Summary Finite Lived Intangible Assets Amortization Expense	Intangible asset amortization was as follows:

	2024	2023	2022
	(in millions)
Intangible asset amortization	$—	$133	$219

Schedule of Product Warranty Liability
Product warranty liability
Changes in the warranty accrual were as follows:

	2024	2023	2022
	(in millions)
Warranty accrual, beginning of period	$42	$52	$48
Charges to operations	28	30	35
Utilization	(34)	(26)	(19)
Changes in estimate related to pre-existing warranties	12	(14)	(12)

Warranty accrual, end of period	$48	$42	$52

The current portion of the warranty accrual is classified in accrued expenses and the long-term portion is classified in other liabilities as noted below:

	2024	2023
	(in millions)
Warranty accrual:
Current portion (included in Accrued expenses)	$27	$23
Long-term portion (included in Other liabilities)	21	19

Total warranty accrual	$48	$42

Schedule of Other Liabilities
Other liabilities
Other liabilities are as follows:

	2024	2023
	(in millions)
Other liabilities:
Non-current net tax payable	$56	$30
Long-term lease liability	171	88
Other non-current liabilities	59	61

Total other liabilities	$286	$179

Schedule of Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss (“AOCL”), net of tax refers to expenses, gains and losses that are recorded as an element of equity but are excluded from net income (loss). The following table illustrates the changes in the balances of each component of AOCL:

	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) on Derivative Contracts	Total Accumulated Comprehensive Loss
	(in millions)
Balance at July 1, 2022	(130)	(277)	(407)
Other comprehensive income (loss)	(35)	128	93
Income tax expense related to items of other comprehensive income (loss)	—	(29)	(29)

Net current-period other comprehensive income (loss)	(35)	99	64

Balance at June 30, 2023	(165)	(178)	(343)
Other comprehensive loss	(43)	(87)	(130)
Income tax benefit related to items of other comprehensive loss	—	21	21

Net current-period other comprehensive loss	(43)	(66)	(109)

Balance at June 28, 2024	$(208)	$(244)	$(452)